Investment Strategy	Jan. 31, 2026
Conestoga SMid Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of small-to-mid (“smid”) market capitalization companies. Equity securities include American depositary receipts (“ADRs”), convertible securities, foreign and domestic common and preferred stocks, rights and warrants. While there is no limit on investing in foreign securities, the Fund does not expect investment in foreign securities to exceed 20% of the Fund’s total assets. The Adviser considers smid market capitalization companies to be those companies that, at the time of initial purchase (including the existing portfolio), have market capitalizations generally within the current range of companies included in the Russell 2500® Growth Index. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. As of December 31, 2025, the capitalization range of the Russell 2500® Growth Index was from $119 million to $37 billion. For purposes of this policy, “net assets” includes any borrowings for investment purposes. The Adviser follows an investment style sometimes called “GARP” or “Growth At a Reasonable Price.” The Adviser generally invests the Fund’s assets in small and mid-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where fundamental financial characteristics appear to be strong, where (in the Adviser’s opinion) the business model offers sustainable competitive advantage, and where management has an important ownership stake in the company. Companies will meet the Adviser’s criteria and, according to the Adviser’s analysis, must, in the Adviser’s opinion, have the potential to appreciate at least 100% over a four-to-six-year period. The Adviser uses a bottom-up approach in selecting securities. The Fund may invest in securities of companies of any market sector and may, from time to time, hold a significant amount of securities of companies within a single sector. Sectors are defined by the Russell Industry Classification Benchmark (“ICB”) Industry Classifications. The Fund currently anticipates that it will have significant exposure to the Industrials, Healthcare and Technology sectors. There is no guarantee that the Fund will achieve its investment objective.

Conestoga Discovery Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of micro-capitalization companies. Equity securities include common and preferred stocks, both domestic and foreign, convertible securities, rights, warrants and American depositary receipts (“ADRs”). While there is no limit on investing in foreign securities, the Fund does not expect investment in foreign securities to exceed 20% of the Fund’s total assets. The Adviser considers micro market capitalization (“micro-cap”) companies for this purpose to be those companies that, at the time of initial purchase (including the existing portfolio), have market capitalizations generally within the range of companies included in the Russell Micro Cap® Growth Index. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. This policy does not require the Fund to sell the security of a micro-cap company if such company’s market capitalization moves outside the range of the market capitalization in the Russell Micro Cap® Growth Index. As of December 31, 2025, the capitalization range of the Russell Micro Cap® Growth Index was from $30 million to $7 billion. For purposes of this policy, “net assets” includes any borrowings for investment purposes. The Adviser follows an investment style which seeks to identify higher quality companies growing through multiple business cycles. The Adviser generally invests the Fund’s assets in micro-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where financial characteristics, based on fundamental analysis, appear to be strong, where (in the Adviser’s opinion) the business model offers sustainable competitive advantage as may be evident by market share or technological/product advantages relative to peers, and where management has an important ownership stake in the company that aligns their incentives with those of shareholders. Companies will meet the Adviser’s criteria and, according to the Adviser’s analysis, must, in the Adviser’s opinion, have the potential to appreciate at least 100% over a three-to-four-year period. The Adviser uses a bottom-up approach in selecting securities. Bottom-up investing focuses on the analysis of individual company fundamentals while placing less significance on macroeconomic factors. The Fund may invest in securities of any market sector and may, from time to time, hold a significant amount of securities of companies within a single sector. The Fund currently anticipates that it will have significant exposure to the Industrials, Healthcare and Technology sectors. There is no guarantee that the Fund will achieve its investment objective.

Conestoga Small Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of small market capitalization (“small-cap”) companies. Equity securities include American depositary receipts (“ADRs”), convertible securities, foreign and domestic common and preferred stocks, rights and warrants. While there is no limit on investing in foreign securities, the Fund does not expect investments in foreign securities to exceed 20% of the Fund’s total assets. The Adviser considers small-cap companies for this purpose to be those companies that, at the time of initial purchase (including the existing portfolio), have market capitalizations generally within the range of companies included in the Russell 2000® Growth Index. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, “net assets” includes any borrowings for investment purposes. As of December 31, 2025, the capitalization range of the Russell 2000® Growth Index was from $119 million to $24 billion. The Adviser follows an investment style sometimes called “GARP” or “Growth At a Reasonable Price.” The Adviser generally invests the Fund’s assets in small-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where fundamental financial characteristics appear to be strong, where (in the Adviser’s opinion) the business model offers sustainable competitive advantage, and where management has an important ownership stake in the company. Companies will meet the Adviser’s criteria and, according to the Adviser’s analysis, must, in the Adviser’s opinion, have the potential to appreciate at least 100% over a three-to-five-year period. The Adviser uses a bottom-up approach in selecting securities. The Fund may invest in securities of companies of any market sector and may, from time to time, hold a significant amount of securities of companies within a single sector. Sectors are defined by the Russell Industry Classification Benchmark (“ICB”) Industry Classifications. The Fund currently anticipates that it will have significant exposure to the Industrials and Technology sectors. There is no guarantee that the Fund will achieve its investment objective.